FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
                         --------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------
Date of fiscal year end:   12/31
                         ----------

Date of reporting period:   3/31/09
                          -----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Statement of Investments....................................................   3
Notes to Statement of Investments...........................................   7

                     (FRANKLIN TEMPLETON INVESTMENS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                       COUNTRY      SHARES/UNITS       VALUE
                                                                    -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 98.8%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H ...........................................       China          4,063,000   $    629,073
                                                                                                   ------------
    AUTO COMPONENTS 1.7%
    Cheng Shin Rubber Industry Co. Ltd. .........................      Taiwan         12,778,099     12,369,546
(a) Norstar Founders Group Ltd. .................................     Hong Kong       13,376,000             --
(b) Zhejiang Glass Co. Ltd., H ..................................       China          2,154,000        352,958
                                                                                                   ------------
                                                                                                     12,722,504
                                                                                                   ------------
    AUTOMOBILES 2.9%
(b) Chongqing Changan Automobile Co. Ltd., B ....................       China          4,395,302      1,678,624
    Denway Motors Ltd. ..........................................       China          2,008,000        777,245
    Dongfeng Motor Corp., H .....................................       China         27,354,000     14,152,667
    Great Wall Motor Co. Ltd., H ................................       China          2,496,000      1,014,444
    Jiangling Motors Corp. Ltd., B ..............................       China          3,818,520      3,241,859
                                                                                                   ------------
                                                                                                     20,864,839
                                                                                                   ------------
    BEVERAGES 0.3%
    Yantai Changyu Pioneer Wine Co. Ltd., B .....................       China            529,490      1,926,549
                                                                                                   ------------
    COMMERCIAL BANKS 8.0%
    Bank of China Ltd., H .......................................       China         35,777,000     11,863,426
(c) Bank of China Ltd., H, 144A .................................       China          9,420,000      3,123,612
    China Construction Bank Corp., H ............................       China         50,251,000     28,527,943
    Industrial and Commercial Bank of China Ltd., H .............       China         27,510,000     14,304,370
                                                                                                   ------------
                                                                                                     57,819,351
                                                                                                   ------------
    COMMUNICATIONS EQUIPMENT 0.4%
    ZTE Corp., H ................................................       China            788,737      3,210,737
                                                                                                   ------------
    COMPUTERS & PERIPHERALS 3.5%
    Acer Inc. ...................................................      Taiwan          3,245,905      4,878,183
    Advantech Co. Ltd. ..........................................      Taiwan          1,813,561      2,517,128
    Asustek Computer Inc. .......................................      Taiwan         14,656,504     15,397,211
    Lite-On IT Corp. ............................................      Taiwan          6,206,598      2,807,464
                                                                                                   ------------
                                                                                                     25,599,986
                                                                                                   ------------
    CONSTRUCTION MATERIALS 0.0%(d)
(b) Asia Cement China Holdings Corp. ............................       China            389,500        211,072
                                                                                                   ------------
    DISTRIBUTORS 1.7%
    China Resources Enterprise Ltd. .............................     Hong Kong        5,818,000      9,007,993
    Dah Chong Hong Holdings Ltd. ................................     Hong Kong       18,751,520      2,975,875
(c) Dah Chong Hong Holdings Ltd., 144A ..........................     Hong Kong          550,000         87,285
                                                                                                   ------------
                                                                                                     12,071,153
                                                                                                   ------------


                     Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

                                                                       COUNTRY      SHARES/UNITS       VALUE
                                                                    -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
    China Telecom Corp. Ltd., H .................................       China         18,476,000   $  7,628,357
    China Unicom (Hong Kong) Ltd. ...............................       China          4,430,752      4,733,483
                                                                                                   ------------
                                                                                                     12,361,840
                                                                                                   ------------
    ELECTRIC UTILITIES 4.4%
    Cheung Kong Infrastructure Holdings Ltd. ....................     Hong Kong        7,952,000     31,806,153
                                                                                                   ------------
    ELECTRICAL EQUIPMENT 0.1%
    Dongfang Electric Co. Ltd., H ...............................       China            354,000        791,087
                                                                                                   ------------
    ENERGY EQUIPMENT & SERVICES 0.0%(d)
    Honghua Group Ltd. ..........................................       China          2,026,000        300,615
                                                                                                   ------------
    FOOD & STAPLES RETAILING 19.0%
    Beijing Jingkelong Supermarket Chain Group Co. Ltd., H ......       China          2,070,000        745,157
    Dairy Farm International Holdings Ltd. ......................     Hong Kong       31,063,578    136,990,379
                                                                                                   ------------
                                                                                                    137,735,536
                                                                                                   ------------
    FOOD PRODUCTS 1.4%
    China Foods Ltd. ............................................       China         16,322,000      6,317,827
    People's Food Holdings Ltd. .................................       China          3,574,000      1,151,425
(b) Uni-President China Holdings Ltd. ...........................      Taiwan          2,340,000        712,526
    Uni-President Enterprises Corp. .............................      Taiwan          1,290,692      1,045,942
    Xiwang Sugar Holdings Co. Ltd. ..............................     Hong Kong        6,972,000      1,043,490
                                                                                                   ------------
                                                                                                     10,271,210
                                                                                                   ------------
    HOTELS, RESTAURANTS & LEISURE 0.2%
    NagaCorp Ltd. ...............................................     Cambodia        17,265,000      1,559,329
                                                                                                   ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
    Datang International Power Generation Co. Ltd., H ...........       China         34,592,000     15,219,596
    Guangdong Electric Power Development Co. Ltd., B ............       China         10,224,960      3,891,856
    Huaneng Power International Inc., H .........................       China          1,454,000        964,274
                                                                                                   ------------
                                                                                                     20,075,726
                                                                                                   ------------
    INDUSTRIAL CONGLOMERATES 2.6%
    Shanghai Industrial Holdings Ltd. ...........................       China          6,850,000     18,957,932
                                                                                                   ------------
    INSURANCE 1.9%
    China Life Insurance Co. Ltd., H ............................       China          4,134,000     13,708,082
                                                                                                   ------------
    IT SERVICES 0.3%
    Travelsky Technology Ltd., H ................................       China          5,574,000      2,560,295
                                                                                                   ------------
    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Yorkey Optical International Cayman Ltd. ....................       China         11,491,000      1,527,102
                                                                                                   ------------


                     4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

                                                                       COUNTRY      SHARES/UNITS       VALUE
                                                                    -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MACHINERY 1.6%
    China International Marine Containers (Group) Co. Ltd., B ...       China         10,565,295   $  6,679,605
    Lonking Holdings Ltd. .......................................       China          3,020,000      1,835,274
    Shin Zu Shing Co. Ltd. ......................................      Taiwan            985,637      3,427,293
                                                                                                   ------------
                                                                                                     11,942,172
                                                                                                   ------------
    MARINE 0.1%
    Sinotrans Shipping Ltd. .....................................     Hong Kong        3,090,500        769,590
                                                                                                   ------------
    MEDIA 0.1%
    Next Media Ltd. .............................................     Hong Kong        5,588,000        584,002
                                                                                                   ------------
    METALS & MINING 0.3%
    Angang Steel Co. Ltd., H ....................................       China            840,000        850,789
(e) China Steel Corp. ...........................................      Taiwan          1,292,000        845,216
    Zijin Mining Group Co. Ltd., H ..............................       China            498,000        354,684
                                                                                                   ------------
                                                                                                      2,050,689
                                                                                                   ------------
    OIL, GAS & CONSUMABLE FUELS 22.6%
    China Coal Energy Co., H ....................................       China            891,000        657,577
    China Petroleum and Chemical Corp., H .......................       China         97,904,000     62,654,922
    China Shenhua Energy Co. Ltd., H ............................       China          7,079,500     15,948,503
    CNOOC Ltd. ..................................................       China         35,637,000     35,313,067
    PetroChina Co. Ltd., H ......................................       China         52,788,000     42,091,729
    Yanzhou Coal Mining Co. Ltd., H .............................       China          9,996,000      7,196,702
                                                                                                   ------------
                                                                                                    163,862,500
                                                                                                   ------------
    PHARMACEUTICALS 0.1%
    Tong Ren Tang Technologies Co. Ltd., H ......................       China            679,000        796,355
                                                                                                   ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 4.4%
    Cheung Kong (Holdings) Ltd. .................................     Hong Kong          954,000      8,216,233
    Hopewell Holdings Ltd. ......................................     Hong Kong        7,088,000     18,610,635
    Soho China Ltd. .............................................       China         11,126,500      4,479,053
(c) Soho China Ltd., 144A .......................................       China            764,000        307,554
                                                                                                   ------------
                                                                                                     31,613,475
                                                                                                   ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
    MediaTek Inc. ...............................................      Taiwan            383,800      3,607,844
    Novatek Microelectronics Corp. Ltd. .........................      Taiwan          2,875,766      4,355,809
    Taiwan Semiconductor Manufacturing Co. Ltd. .................      Taiwan         16,295,661     24,682,392
                                                                                                   ------------
                                                                                                     32,646,045
                                                                                                   ------------
    SOFTWARE 0.5%
    Kingdee International Software Group Co. Ltd., fgn. .........     Hong Kong       12,774,000      1,648,162
(b) Shanda Interactive Entertainment Ltd., ADR ..................       China             52,600      2,079,278
                                                                                                   ------------
                                                                                                      3,727,440
                                                                                                   ------------


                     Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

                                                                       COUNTRY      SHARES/UNITS       VALUE
                                                                    -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TEXTILES, APPAREL & LUXURY GOODS 0.4%
    Anta Sports Products Ltd. ...................................       China          1,944,000   $  1,279,203
    Tainan Enterprises Co. Ltd. .................................       Taiwan         1,657,443        884,035
    Weiqiao Textile Co. Ltd., H .................................       China          1,556,000        461,754
                                                                                                   ------------
                                                                                                      2,624,992
                                                                                                   ------------
    TRANSPORTATION INFRASTRUCTURE 1.1%
    Cosco Pacific Ltd. ..........................................       China          6,710,000      6,623,035
    Hopewell Highway Infrastructure Ltd. ........................     Hong Kong          708,800        399,648
(c) Rickmers Maritime, 144A (Trust Units) .......................     Singapore        2,904,000        658,720
                                                                                                   ------------
                                                                                                      7,681,403
                                                                                                   ------------
    WIRELESS TELECOMMUNICATION SERVICES 9.9%
    China Mobile Ltd. ...........................................       China          7,731,500     67,334,961
    Taiwan Mobile Co. Ltd. ......................................       Taiwan         2,972,831      4,305,721
                                                                                                   ------------
                                                                                                     71,640,682
                                                                                                   ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $478,112,585) ......................................                                   716,649,516
                                                                                                   ------------
    SHORT TERM INVESTMENTS (COST $6,986,168) 0.9%
    MONEY MARKET FUNDS 0.9%
(f) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 0.13% .........................................   United States      6,986,168      6,986,168
                                                                                                   ------------
    TOTAL INVESTMENTS (COST $485,098,753) 99.7% .................                                   723,635,684
    OTHER ASSETS, LESS LIABILITIES 0.3% .........................                                     1,865,850
                                                                                                   ------------
    NET ASSETS 100.0% ...........................................                                  $725,501,534
                                                                                                   ============

See Abbreviations on page 9.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $4,177,171, representing 0.58% of net assets.

(d)  Rounds to less than 0.1% of net assets.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Dragon Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 7

Templeton Dragon Fund, Inc.

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $485,907,375
                                                     ------------
Unrealized appreciation ..........................   $312,929,323
Unrealized depreciation ..........................    (75,201,014)
                                                     ------------
Net unrealized appreciation (depreciation) .......   $237,728,309
                                                     ============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157 "Fair Value Measurement" establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                           LEVEL 1      LEVEL 2   LEVEL 3       TOTAL
                                        ------------   --------   -------   ------------
ASSETS:
   Investments in Securities.........   $723,328,130   $307,554     $--     $723,635,684


                     8 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

4. FAIR VALUE MEASUREMENTS (CONTINUED)

At March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                       INVESTMENTS
                                                                      IN SECURITIES
                                                                      -------------
Beginning Balance - January 1, 2009 ...............................    $   952,764
   Net realized gain (loss) .......................................             --
   Net change in unrealized appreciation (depreciation) ...........     (1,259,860)
   Net purchases (sales) ..........................................             --
   Transfers in and/or out of Level 3 .............................        307,096
                                                                       -----------
Ending Balance ....................................................    $        --
                                                                       ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .............    $(1,259,860)
                                                                       ===========

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FSAS 157 expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.


By /s/LAURA F. FERGERSON
  ---------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance
   and Administration
   Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance
   and Administration
   Date  May 27, 2009


By /s/MARK H. OTANI
  --------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date  May 27, 2009